Contracts assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022	2023	2022
Opening balance, January 1		724	665	1,085	1,045
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(734)	(736)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		84	89	—	—
Increase in contract liabilities during the year		—	—	785	794
Increase in contract liabilities included in contract assets during the year		(88)	(83)	—	—
Increase in contract assets from revenue recognized during the year		713	728	—	—
Contract assets transferred to trade receivables		(613)	(586)	8	14
Acquisitions / (Disposition)	4	—	—	—	8
Contract terminations transferred to trade receivables		(60)	(50)	(1)	(1)
Other		(25)	(39)	(55)	(39)
Ending balance, December 31		735	724	1,088	1,085
(1) Net of allowance for doubtful accounts of $18 million and $19 million at December 31, 2023 and December 31, 2022, respectively. See Note 29, Financial and capital management, for additional details.